Earnings Per Share - Additional Information (Detail) (Stock Options) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from earnings per share/unit	0.1